Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Assets [Abstract]
Pension plans in a net asset position (Note 24(a))	$ 316	$ 320
Non-current portion of inventories (Note 13)	354	307
Other	71	71
Other assets	$ 741	$ 698